Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,665,275,000.00
Total Fee Amount	368,074.48
Total Offset Amount	0.00
Net Fee	$ 368,074.48
Offering Table N/A
Offset Table N/A	N/A